UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	1/31/2009

Item 1.	Schedule of Investments

Dryden Tax-Managed Funds - Dryden Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS
CONSUMER DISCRETIONARY 6.6%

Auto Components 0.3%
17,200	Fuel Systems Solutions, Inc.(a)(b)	$449,608
5,400	Johnson Controls, Inc.	67,554

		517,162

Distributors 0.1%
6,500	Genuine Parts Co.	208,130

Diversified Consumer Services 0.6%
8,700	Apollo Group, Inc. (Class A)(a)(b)	708,702
8,400	Jackson Hewitt Tax Service, Inc.	111,216
2,200	Weight Watchers International, Inc.	50,182

		870,100

Hotels, Restaurants & Leisure 1.4%
1,700	California Pizza Kitchen, Inc.(a)(b)	17,612
17,500	Carnival Corp.	318,325
27,300	McDonald’s Corp.	1,583,946
5,200	Yum! Brands, Inc.	148,824

		2,068,707

Household Durables 0.8%
15,800	Harman International Industries, Inc.(b)	254,222
38,500	Jarden Corp.(a)(b)	401,555
40,500	Leggett & Platt, Inc.	505,845

		1,161,622

Internet & Catalog Retail 0.3%
46,900	Expedia, Inc.(a)(b)	418,817

Media 1.9%
53,200	DIRECTV Group, Inc. (The)(a)(b)	1,165,080
14,200	Gannett Co., Inc.(b)	81,934
55,000	Liberty Media Corp. (Series A)(a)	1,009,250
1,500	Meredith Corp.(b)	23,955
16,400	Time Warner, Inc.(b)	153,012
25,360	Walt Disney Co. (The)(b)	524,445

		2,957,676

Multiline Retail
600	Target Corp.	18,720

Specialty Retail 0.9%
3,800	GameStop Corp. (Class A)(a)	94,164
11,800	Gap, Inc. (The)	133,104
16,600	Home Depot, Inc.	357,398
11,200	Limited Brands, Inc.	88,704
19,800	TJX Cos., Inc. (The)(b)	384,516
8,400	Tractor Supply Co.(a)	283,164

		1,341,050

Textiles, Apparel & Luxury Goods 0.3%
16,900	Coach, Inc.(a)	246,740
2,400	NIKE, Inc. (Class B)(b)	108,600
2,400	Polo Ralph Lauren Corp.(b)	98,472

		453,812

CONSUMER STAPLES 14.0%

Beverages 1.8%
23,500	Coca-Cola Co. (The)	1,003,920
12,300	Coca-Cola Enterprises, Inc.	138,129
15,200	Dr Pepper Snapple Group, Inc.(a)	250,040
9,900	Pepsi Bottling Group, Inc.	190,971
3,000	PepsiAmericas, Inc.	48,390
21,494	PepsiCo, Inc.(b)	1,079,644

		2,711,094

Food & Staples Retailing 3.0%
15,000	CVS Caremark Corp.	403,200
19,100	Kroger Co. (The)	429,750
900	Pantry, Inc. (The)(a)	14,967
30,000	Safeway, Inc.(b)	642,900
39,200	Sysco Corp.(b)	873,768
46,970	Wal-Mart Stores, Inc.	2,213,226

		4,577,811

Food Products 2.5%
35,638	Archer-Daniels-Midland Co.(b)	975,768
2,000	Bunge Ltd.	85,880
2,800	Campbell Soup Co.	85,036
5,300	Chiquita Brands International, Inc.(a)	74,094
10,500	ConAgra Foods, Inc.	179,550
20,800	General Mills, Inc.	1,230,320
6,900	Kellogg Co.	301,461
30,530	Kraft Foods, Inc. (Class A)	856,367

		3,788,476

Hotels, Restaurants & Leisure 0.1%
11,000	Royal Caribbean Cruises Ltd.	71,390

Household Products 4.5%
5,500	Clorox Co.	275,825
24,370	Colgate-Palmolive Co.	1,585,025

17,700	Kimberly-Clark Corp.	911,019
72,564	Procter & Gamble Co.	3,954,738

		6,726,607

Tobacco 2.1%
78,800	Altria Group, Inc.	1,303,352
34,300	Philip Morris International, Inc.	1,274,245
16,300	Reynolds American, Inc.	622,334

		3,199,931

ENERGY 12.3%

Energy Equipment & Services 0.4%
6,000	Halliburton Co.	103,500
12,900	Schlumberger Ltd.	526,449

		629,949

Oil, Gas & Consumable Fuels 11.9%
4,400	Apache Corp.	330,000
8,900	Berry Petroleum Co. (Class A)	65,504
39,684	Chevron Corp.	2,798,516
40,700	ConocoPhillips	1,934,471
1,200	Consol Energy, Inc.	32,712
5,700	Devon Energy Corp.	351,120
5,500	EOG Resources, Inc.	372,735
96,874	Exxon Mobil Corp.	7,408,923
20,800	Marathon Oil Corp.(b)	566,384
3,800	Mariner Energy, Inc.(a)(b)	37,620
9,800	McMoRan Exploration Co.(a)(b)	65,562
11,900	Murphy Oil Corp.	525,742
8,700	Occidental Petroleum Corp.	474,585
19,700	Peabody Energy Corp.(b)	492,500
35,300	Southwestern Energy Co.(a)	1,117,245
8,600	Sunoco, Inc.(b)	398,352
7,100	Tesoro Corp.(b)	122,333
32,700	Valero Energy Corp.	788,724
11,600	Western Refining, Inc.(b)	135,256

		18,018,284

FINANCIAL 8.8%

Capital Markets 1.8%
25,600	Ameriprise Financial, Inc.(b)	515,840
14,480	Goldman Sachs Group, Inc. (The)	1,168,970
49,700	Morgan Stanley	1,005,431

		2,690,241

Commercial Banks 1.8%
7,100	BB&T Corp.(b)	140,509
35,600	Huntington Bancshares, Inc.(b)	102,528
3,900	M&T Bank Corp.(b)	151,749
10,200	Oriental Financial Group, Inc.	51,510

29,991	U.S. Bancorp(b)	445,066
95,864	Wells Fargo & Co.	1,811,830

		2,703,192

Consumer Finance 0.2%
16,700	American Express Co.(b)	279,391

Diversified Financial Services 1.4%
55,468	Bank of America Corp.	364,979
3,100	CIT Group, Inc.	8,649
54,300	Citigroup, Inc.	192,765
61,100	JPMorgan Chase & Co.	1,558,661

		2,125,054

Insurance 3.0%
15,700	Aflac, Inc.	364,397
2,600	Allied World Assurance Co. Holdings Ltd.	98,020
33,900	Allstate Corp. (The)	734,613
2,600	American Physicians Capital, Inc.	110,552
26,200	Assurant, Inc.	691,680
10,700	Chubb Corp.	455,606
6,100	Cincinnati Financial Corp.	133,773
4,600	IPC Holdings Ltd.	118,036
4,667	Loews Corp.	113,875
24,900	MBIA, Inc.(b)	96,114
5,500	Platinum Underwriters Holdings Ltd.	152,955
34,800	Principal Financial Group, Inc.	577,332
22,197	Travelers Cos., Inc. (The)	857,693

		4,504,646

Real Estate Investment Trusts 0.6%
14,300	Apartment Investment & Management Co. (Class A)	127,127
36,400	First Industrial Realty Trust, Inc.(b)	198,016
118,400	Host Hotels & Resorts, Inc.	636,992
4,746	Sunstone Hotel Investors, Inc.	20,455

		982,590

Real Estate Management & Development
4,600	CB Richard Ellis Group, Inc. (Class A)(a)(b)	16,560

HEALTHCARE 17.0%

Biotechnology 1.9%
36,100	Amgen, Inc.(a)(b)	1,980,085
16,900	Biogen Idec, Inc.(a)	822,185
400	Cephalon, Inc.(a)(b)	30,872

		2,833,142

Healthcare Equipment & Supplies 3.8%
3,600	Alcon, Inc.	308,304
26,700	American Medical Systems Holdings, Inc.(a)	285,690
12,500	Baxter International, Inc.	733,125

12,600	Becton Dickinson and Co.	915,642
76,000	Boston Scientific Corp.(a)(b)	674,120
2,600	C.R. Bard, Inc.	222,482
20,900	Covidien Ltd.	801,306
10,500	Invacare Corp.(b)	200,130
46,000	Medtronic, Inc.(b)	1,540,540

		5,681,339

Healthcare Providers & Services 2.1%
17,000	Coventry Health Care, Inc.(a)	257,210
22,200	Express Scripts, Inc.(a)	1,193,472
25,600	Humana, Inc.(a)	971,008
21,800	UnitedHealth Group, Inc.	617,594
5,000	WellPoint, Inc.(a)	207,250

		3,246,534

Pharmaceuticals 9.2%
22,000	Abbott Laboratories	1,219,680
10,300	Allergan, Inc.	392,636
39,900	Bristol-Myers Squibb Co.	854,259
42,200	Eli Lilly & Co.	1,553,804
13,100	Forest Laboratories, Inc.(a)	328,024
53,299	Johnson & Johnson	3,074,820
28,500	King Pharmaceuticals, Inc.(a)(b)	249,090
51,000	Merck & Co, Inc.(b)	1,456,050
9,600	Noven Pharmaceuticals, Inc.(a)	95,328
139,210	Pfizer, Inc.	2,029,682
31,000	Schering-Plough Corp.	544,360
13,100	Warner Chilcott Ltd. (Class A)(a)	180,125
45,000	Wyeth	1,933,650

		13,911,508

INDUSTRIALS 10.2%

Aerospace/Defense 4.2%
14,800	Boeing Co.	626,188
24,800	General Dynamics Corp.	1,406,904
10,600	Honeywell International, Inc.	347,786
7,300	Lockheed Martin Corp.	598,892
26,800	Northrop Grumman Corp.	1,289,616
26,900	Raytheon Co.	1,361,678
1,500	Triumph Group, Inc.	67,920
15,000	United Technologies Corp.	719,850

		6,418,834

Air Freight & Logistics 0.1%
2,700	United Parcel Service, Inc. (Class B)	114,723

Airlines 0.2%
11,000	Allegiant Travel Co.(a)(b)	393,360

Commercial Services & Supplies 0.3%
6,800	GeoEye, Inc.(a)	117,300

3,600	Stericycle, Inc.(a)	176,112
3,300	Waste Management, Inc.	102,927

		396,339

Construction & Engineering 0.2%
1,100	Fluor Corp.(b)	42,790
7,500	Jacobs Engineering Group, Inc.(a)	290,025

		332,815

Electrical Equipment 0.9%
38,300	Emerson Electric Co.	1,252,410
8,500	Polypore International, Inc.(a)	58,820

		1,311,230

Industrial Conglomerates 2.1%
18,200	3M Co.	978,978
149,000	General Electric Co.(b)	1,807,370
16,000	Tyco International Ltd. (Bermuda)	336,320

		3,122,668

Machinery 0.9%
32,900	Bucyrus International, Inc.	509,950
11,900	Deere & Co.	413,406
5,500	EnPro Industries, Inc.(a)	100,650
4,900	Flowserve Corp.	261,219
6,500	Titan International, Inc.	50,440

		1,335,665

Road & Rail 1.1%
7,200	Burlington Northern Santa Fe Corp.(b)	477,000
24,600	Norfolk Southern Corp.(b)	943,656
4,400	Union Pacific Corp.(b)	192,676

		1,613,332

Trading Companies & Distributors 0.2%
21,100	WESCO International, Inc.(a)	388,662

INFORMATION TECHNOLOGY 15.4%

Communications Equipment 2.6%
7,200	Avocent Corp.(a)	103,320
152,350	Cisco Systems, Inc.(a)	2,280,680
38,300	Corning, Inc.	387,213
4,200	F5 Networks, Inc.(a)(b)	93,114
23,600	InterDigital, Inc.(a)(b)	762,988
6,600	QUALCOMM, Inc.	228,030

		3,855,345

Computers & Peripherals 5.9%
6,990	Apple, Inc.(a)	630,009

119,200	Dell, Inc.(a)(b)	1,132,400
21,500	EMC Corp.(a)	237,360
74,625	Hewlett-Packard Co.	2,593,218
30,470	International Business Machines Corp.	2,792,575
8,600	Lexmark International, Inc. (Class A)(a)	203,648
9,200	NCR Corp.(a)	115,460
2,400	NetApp, Inc.(a)(b)	35,592
26,400	QLogic Corp.(a)(b)	298,848
29,700	Synaptics, Inc.(a)(b)	700,029
10,400	Western Digital Corp.(a)	152,672

		8,891,811

Electronic Equipment & Instruments 0.2%
4,300	Daktronics, Inc.(b)	37,109
18,500	Tyco Electronics Ltd. (Bermuda)	261,960

		299,069

Internet Software & Services 1.1%
42,000	Earthlink, Inc.(a)(b)	316,260
26,200	eBay, Inc.(a)(b)	314,924
2,900	Google, Inc. (Class A)(a)	981,737

		1,612,921

IT Services 1.2%
7,900	Accenture Ltd. (Class A)	249,324
30,000	Automatic Data Processing, Inc.(b)	1,089,900
64,000	Convergys Corp.(a)	481,920

		1,821,144

Office Electronics
8,100	Xerox Corp.	53,784

Semiconductors & Semiconductor Equipment 0.9%
42,800	Broadcom Corp. (Class A)(a)(b)	678,380
6,200	DSP Group, Inc.(a)	40,362
50,800	Intel Corp.(b)	655,320
12,300	LSI Corp.(a)	39,114

		1,413,176

Software 3.5%
34,600	McAfee, Inc.(a)	1,054,954
160,100	Microsoft Corp.	2,737,710
22,000	Oracle Corp.(a)	370,260
77,200	Symantec Corp.(a)	1,183,476

		5,346,400

MATERIALS 3.4%

Chemicals 1.7%
38,900	Ashland, Inc.	311,978
40,900	Dow Chemical Co. (The)(b)	474,031

15,200	Monsanto Co.	1,156,112
10,500	Mosaic Co. (The)	374,535
13,100	Nalco Holding Co.	128,511
4,500	OM Group, Inc.(a)	87,210

		2,532,377

Construction Materials 0.1%
18,100	Headwaters, Inc.(a)(b)	81,993

Containers & Packaging 0.1%
5,700	Owens-Illinois, Inc.(a)	108,300
1,800	Pactiv Corp.(a)	38,916

		147,216

Metals & Mining 1.1%
16,500	AK Steel Holding Corp.	133,155
8,900	Allegheny Technologies, Inc.(b)	196,601
24,800	Newmont Mining Corp.(b)	986,544
30,500	Steel Dynamics, Inc.	323,910
7,500	Titanium Metals Corp.	52,875

		1,693,085

Paper & Forest Products 0.4%
54,100	MeadWestvaco Corp.	629,724

TELECOMMUNICATION SERVICES 4.1%

Diversified Telecommunication Services 4.1%
106,168	AT&T, Inc.	2,613,856
10,800	CenturyTel, Inc.(b)	293,112
1,100	Embarq Corp.	39,292
25,300	Frontier Communications Corp.	205,183
85,700	Verizon Communications, Inc.	2,559,859
59,900	Windstream Corp.(b)	519,932

		6,231,234

UTILITIES 5.9%

Electric Utilities 3.0%
21,600	American Electric Power Co., Inc.	677,160
14,900	Duke Energy Corp.	225,735
3,300	Edison International	107,481
8,500	Entergy Corp.	649,060
11,900	Exelon Corp.	645,218
10,900	FirstEnergy Corp.	544,891
1,300	FPL Group, Inc.	67,015
19,200	Pepco Holdings, Inc.	341,952
3,200	Pinnacle West Capital Corp.	107,104
35,400	PPL Corp.	1,085,364

		4,450,980

Gas Utilities
2,000	ONEOK, Inc.	58,440

Independent Power Producers & Energy Traders 0.4%
71,600	AES Corp.(The)(a)	566,356

Multi-Utilities 2.5%
16,100	Ameren Corp.(b)	535,325
33,100	Centerpoint Energy, Inc.	442,878
10,200	CMS Energy Corp.(b)	119,850
19,900	Dominion Resources, Inc.	700,082
45,500	NiSource, Inc.	440,440
35,900	Public Service Enterprise Group, Inc.	1,133,363
6,500	Sempra Energy	284,960
14,400	TECO Energy, Inc.(b)	172,944

		3,829,842

	Total long-term investments (cost $156,258,872)	147,656,060

Principal Amount (000)
SHORT-TERM INVESTMENTS 21.8%

United States Government Security 0.3%
$450	United States Treasury Bill 0.10%, 6/11/2009(c)(d) (cost $449,838)	449,584

Shares
Affiliated Money Market Mutual Fund 21.5%
32,533,567	Dryden Core Investment Fund – Taxable Money Market Series (cost $32,533,567; includes 29,460,003 of cash collateral received for securities on loan)(e)(f)	32,533,567

	Total short-term investments (cost $32,983,405)	32,983,151

	Total Investments 119.5% (cost $189,242,277)(g)	180,639,211
	Liabilities in excess of other assets(h) (19.5%)	(29,501,160)

	Net Assets 100%	$151,138,051

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $27,412,272; cash collateral of $29,460,003 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$ 191,638,609	$13,252,195	$(24,251,593)	$(10,999,398)

The difference between book basis and the tax basis is primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at January 31, 2009	Value at Trade Date	Unrealized Depreciation
	Long Positions:
15	S&P 500 Index	Mar. 2009	$3,084,375	$3,170,550	$(86,175)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$180,189,627	$(86,175)
Level 2 - Other Significant Observable Inputs	449,584	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$180,639,211	$(86,175)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Managed Funds

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

*	Print the name and title of each signing officer under his or her signature.